Shareholders' Equity (Details 1)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Stock Options, Valuation Assumptions
Expected dividend yield	1.90%	2.20%	2.70%
Expected volatility	38.00%	39.00%	37.00%
Expected term (in years)	7.3	7.5	7.5
Risk-free rate	3.00%	3.20%	2.10%